Discontinued Operations and Assets Held for Sale (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 29, 2022	Aug. 29, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2021
Discontinued Operations and Assets Held for Sale [Abstract]
Sale of card plus	$ 300,000
Card plus amount received	150,000
Other current asset	150,000		$ 155,000
Cost of sale	3,272
Loss	188,247
Gross proceeds			96,000
Recognized gain			$ 216,000
Description on sale of card plus		the Company completed the sale of Cards Plus for a price of $300,000 of which $150,000 was received and the remaining balance of $150,000 recorded in other current assets is expected to be received within one year, less $3,272 in costs to sell, and recognized a loss of $188,247 from the transaction.
Description of company incurred costs				The Company incurred costs of $196,500 which was paid as of December 31, 2022 associated with the exit of the MultiPay business and approximately $41,000 for accelerated amortization (non-cash) for certain technology licenses.
Reflect net realizable value					$ 20,000
Contract liability					$ 48,000
Impairment loss				$ 143,000
One-year lease amount						$ 2,900
Monthly rent	$ 8,000	$ 8,000
Inventories decreased				0
Ipairment loss				$ 0